EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
Employee post-retirement benefits
Schedule of change in benefit obligations, change in plan assets, and funded status

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2012	2011	2012	2011

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	1,836	1,622	170	159
Service cost	66	54	2	2
Interest cost	94	91	8	9
Employee contributions	4	4	1	1
Benefits paid	(79)	(71)	(9)	(9)
Actuarial loss	227	131	16	7
Foreign exchange rate changes	(6)	5	(2)	1

Benefit obligation – end of year	2,142	1,836	186	170

Change in Plan Assets
Plan assets at fair value – beginning of year	1,656	1,636	29	29
Actual return on plan assets	165	21	4	–
Employer contributions	83	62	7	8
Employee contributions	4	4	1	1
Benefits paid	(79)	(71)	(9)	(9)
Foreign exchange rate changes	(4)	4	–	–

Plan assets at fair value – end of year	1,825	1,656	32	29

Funded Status – Plan Deficit	(317)	(180)	(154)	(141)

[1]
The benefit obligation for the Company's pension benefit plan represents the projected benefit obligation. The benefit obligation for the Company's other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

Schedule of amounts recognized in the Company's Balance Sheet for its DB plans and other post-retirement benefits plans

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2012	2011	2012	2011

Intangible and Other Assets (Note 10)	–	–	11	–
Other Long-Term Liabilities (Note 13)	(317)	(180)	(165)	(141)

	(317)	(180)	(154)	(141)

Schedule of benefit obligations in excess of fair value of plan assets

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2012	2011	2012	2011

Benefit obligation	(2,142)	(1,836)	(186)	(170)
Plan assets at fair value	1,825	1,656	32	29

Funded Status – Deficit	(317)	(180)	(154)	(141)

Schedule of accumulated benefit obligations in excess of fair value of plan assets for all DB Plans

at December 31 (millions of Canadian dollars)	2012	2011

Accumulated benefit obligation	(1,966)	(1,691)
Plan assets at fair value	1,825	1,656

Funded Status – Deficit	(141)	(35)

Schedule of accumulated benefit obligations in excess of fair value of plan assets for plans not fully funded

at December 31 (millions of Canadian dollars)	2012	2011

Accumulated benefit obligation	(1,966)	(446)
Plan assets at fair value	1,825	391

Funded Status – Deficit	(141)	(55)

Schedule of the Company's pension plans weighted average asset allocations and target allocations by asset category

	Percentage of Plan Assets		Target Allocations
at December 31	2012	2011	2012

Debt securities	36%	39%	35% to 60%
Equity securities	64%	61%	40% to 65%

	100%	100%

Schedule of plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into three categories based on a fair value hierarchy

at December 31 (millions of	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
Canadian dollars)	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011

Asset Category
Cash and cash equivalents	17	25	–	–	–	–	17	25	1%	1%
Equity Securities:
Canadian	400	374	113	95	–	–	513	469	28%	28%
U.S.	309	251	38	55	–	–	347	306	19%	18%
International	31	25	263	231	–	–	294	256	16%	15%
Global	–	–	13	–	–	–	13	–	–	–
Fixed Income Securities:
Canadian Bonds:
Federal	–	–	314	303	–	–	314	303	17%	18%
Provincial	–	–	161	158	–	–	161	158	9%	9%
Municipal	–	–	5	4	–	–	5	4	–	–
Corporate	–	–	65	47	–	–	65	47	4%	3%
U.S. Bonds:
State	–	–	33	29	–	–	33	29	2%	2%
Corporate	–	–	45	29	–	–	45	29	2%	2%
International:
Corporate	–	–	9	9	–	–	9	9	–	1%
Mortgage Backed	–	–	22	30	–	–	22	30	1%	2%
Other Investments:
Private Equity Funds	–	–	–	–	19	20	19	20	1%	1%

	757	675	1,081	990	19	20	1,857	1,685	100%	100%

Schedule of the net change in the Level III fair value category

(millions of Canadian dollars, pre-tax)	Private Equity Funds

Balance at December 31, 2010	21
Realized and unrealized losses	(2)
Purchases and sales	1

Balance at December 31, 2011	20

Realized and unrealized losses	(1)

Balance at December 31, 2012	19

Schedule of estimated future benefit payments, which reflect expected future service

(millions of Canadian dollars)	Pension Benefits	Other Post- Retirement Benefits

2013	90	9
2014	96	9
2015	101	10
2016	107	10
2017	111	11
2018 to 2022	636	58

Schedule of significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2012	2011	2012	2011

Discount rate	4.35%	5.05%	4.35%	5.10%
Rate of compensation increase	3.15%	3.15%

Schedule of significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2012	2011	2010	2012	2011	2010

Discount rate	5.05%	5.55%	6.00%	5.10%	5.60%	6.00%
Expected long-term rate of return on plan assets	6.70%	6.95%	6.95%	6.40%	6.40%	7.80%
Rate of compensation increase	3.15%	3.10%	3.20%

Schedule of effects of a one per cent change in assumed health care cost trend rates

(millions of Canadian dollars)	Increase	Decrease

Effect on total of service and interest cost components	1	(1)
Effect on post-retirement benefit obligation	17	(14)

Schedule of the Company's net benefit cost

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2012	2011	2010	2012	2011	2010

Service cost	66	54	50	2	2	2
Interest cost	94	91	89	8	9	9
Expected return on plan assets	(113)	(114)	(108)	(2)	(2)	(2)
Amortization of actuarial loss	18	10	5	1	1	1
Amortization of past service cost	2	2	2	1	–	–
Amortization of regulatory asset	19	12	5	1	1	1
Amortization of transitional obligation related to regulated business	–	–	–	2	2	2

Net Benefit Cost Recognized	86	55	43	13	13	13

Schedule of the pre-tax amounts recognized in AOCI
at December 31	2012		2011		2010
(millions of Canadian dollars)	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits

Net loss	362	33	282	29	179	24
Prior service cost	5	2	7	2	9	2

	367	35	289	31	188	26

Schedule of the pre-tax amounts recognized in OCI

at December 31	2012		2011		2010
(millions of Canadian dollars)	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits

Amortization of net loss from AOCI to OCI	(19)	(1)	(10)	(1)	(5)	(1)
Amortization of prior service costs from AOCI to OCI	(2)	–	(2)	–	(2)	–
Funded status adjustment	99	5	113	6	15	4

	78	4	101	5	8	3